March 20, 2006


BY EDGAR

Jessica Livingston, Esq.
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20002

         Re:  Bexil Corporation
                Revised Preliminary Proxy Statement on Schedule 14A File No. 1-12233
                Filed: March 2, 2006

Dear Ms. Livingston:

     Reference is made to your comment letter, dated March 14, 2006 to our client, Bexil Corporation (the "Company"), relating to the subject revised preliminary proxy statement (the "Comment Letter"). Set forth below are the comments contained in the Comment Letter followed by our response thereto:

Preliminary Proxy
Questions and Answers. Page 2

1. Revise the last answer on page 2 to disclose the estimated taxes on the sale of the York shares.

     The answer to the question "What are the tax consequences of the sale of the York Shares?" in the "GENERAL INFORMATION" section of the proxy statement has been expanded to include the estimated income taxes to be incurred by Bexil on the gain on the sale.

2. Revise to add another question and answer for the following: What happens to the undistributed earnings in York that have already or will accrue to Bexil up to the closing of the offering? Quantify the undistributed earnings as of the most recent practicable date.


     An additional question entitled "What happens to any profits which may be earned by York from the date the Bexil Purchase Agreement was signed until the closing of the Bexil Purchase Agreement?" and the answer to the question has been added to the end of the "GENERAL INFORMATION" section of the proxy statement. As discussed with the staff, we do not believe that a quantification of "undistributed earnings" that have already accrued or will accrue to Bexil up to the closing of the transaction is practicable and we have not included such information in the proxy statement.


     Background of the Transaction. Page 9

3. Revise the first full paragraph on page 10 ("The protocol agreement ...") to explain why the expense sharing ratio of 50-50 was changed to Bexil being totally liable for up to $1,750,000 as well as the valuation expenses.

     The expense sharing ratio contemplated by the protocol was not changed. The potential $1,750,000 liability referred to in the comment is the liability of Bexil to the buyer for buyer's expenses under Section 7.1(b) (ii)(B) of the Bexil Purchase Agreement in the event the agreement is terminated for certain reasons. It should be noted that under Section 9.1(b)(iii)(B) of the MacArthur Purchase Agreement, Thomas MacArthur also is also liable to buyer for up to $1,750,000 of buyer's expenses in the event that that agreement is terminated for certain reasons. We do not believe that a discussion in the proxy statement of the potential liability of MacArthur for buyer's expenses in the event the MacArthur Purchase Agreement is terminated for certain reasons or a comparison of that provision to the provision in the Bexil Purchase Agreement would provide any meaningful disclosure to Bexil stockholders.

4. Revise the second through fourth paragraphs on page 10 to explain what happened to the other bids from the 9 other potential buyers. In addition, clarify if Odyssey was in the first group of 11 or how their bid came about.

     What are now the 9th, 11th and 12th paragraphs of the "Background of the Transaction" section have been revised to provide the requested information and clarification.

5. Revise the fourth fall paragraph on page 10 ("In late August 2005...") to disclose why Bexil did not agree to the $110 million offer and also clarify if York had a debt-free balance sheet at 5/31/05 with $7.8 million in cash.

     What are now the 12th and 13th paragraphs of the "Background of the Transaction" section have been revised to provide the requested information and clarification.

6. Revise the penultimate paragraph on page 10 ("On October 17....") to disclose the problems the Board had with the sale structure as well as discuss the problems with the related matters.

     What is now the 13th paragraph of the "Background of the Transaction" section has been revised to provide the requested information.

7. Revise the last paragraph on page 10 to disclose why the leveraged dividend was implemented and the details of that dividend, including why debt was incurred. In addition, disclose as of September 30, 2005, Bexil's shares of the undistributed net earnings in York. In addition, we note York paid a dividend to Bexil reflected in the September 30, 2005 financials. Disclose the amount and the reason for the dividend.

     What are now the 10th, 14th and 16th paragraphs of the "Background of the Transaction" section have been added or revised to provide the requested information.

8. Revise the second full paragraph on page 11 ("During this process") to disclose Bexil's shares of York's undistributed earnings as of November 30, 2005 and also explain why Bexil needed liquidity when just one month before, no need was indicated. Also, disclose the other liquidity events.

     We have revised what are now the 10th and 16th paragraphs of the "Background of the Transaction" section to clarify that it was Thomas MacArthur rather than Bexil which had the need for liquidity and that Bexil was just trying to accommodate MacArthur's need. We have revised what is now the 16th paragraph of the "Background of the Transaction" section to specify the other liquidity events. As discussed with the staff, we do not believe that a quantification of "undistributed earnings" that have already accrued or will accrue to Bexil up to the closing of the transaction is practicable and we have not included such information in the proxy statement.


9. Revise the discussion of the Special Committee's actions in the last 2 paragraphs on page 11 to discuss whether or not the Special Committee contacted the 11 potential bidders and, if so, the results of those bids. If not, explain why. In addition, revise the discussion to indicate if and when the Bexil board authorized the sale of the York shares and disclose when the board determined that Odyssey's was the only bid that would be pursued and why.

     We have revised what is now the 20th paragraph of the "Background of the Transaction" section to state that the Special Committee did not contact the 10 original potential bidders other than Odyssey Investment Partners and the reason why it did not. What is now the 24th paragraph of the "Background of the Transaction" section already states that the full Board of Directors authorized the sale of the York Shares and the date of such Board action. Neither the Special Committee nor the full Board of Directors ever made an express determination that Odyssey's was the only bid that would be pursued.

10. Revise the second full paragraph on page 12 ("At the meeting...") or in another place discuss how the agreement deals with Bexil's undistributed earnings of York up to the date of closing, an estimate of that amount, and how the valuation deals with this item.

     An additional question entitled "What happens to any profits which may be earned by York from the date the Bexil Purchase Agreement was signed until the closing of the Bexil Purchase Agreement?" and the answer to the question has been added to the end of the "GENERAL INFORMATION" section of the proxy statement. In addition, the "Reasons for the Board's Recommendation" and "Material Terms of the Bexil Purchase Agreement" sections have been revised to include statements to the effect that the Bexil Purchase Agreement does not provide for an upward adjustment of the purchase price for the York Shares to be paid to Bexil in the event that York earns profits between the dates of signing and closing of the Bexil Purchase Agreement.

     As discussed with the staff, we do not believe that a quantification of "undistributed earnings" that have already accrued or will accrue to Bexil up to the closing of the transaction is practicable and we have not included such information in the proxy statement.

     We have revised the 6th paragraph of the section entitled "Opinion of Empire Valuation Consultants, LLC" to address how the valuation deals with Bexil's undistributed earnings of York up to the date of closing.

Reasons for the Board's Recommendation. Page 12

11. Revise to address what happens to Bexil's undistributed earnings in York through the date of closing and the tax on the gain of York. In this regard, indicate whether the Board addressed these issues and whether they viewed them as negative factors.

     The "Reasons for the Board's Recommendation" section has been revised to include statements to the effect that the Bexil Purchase Agreement does not provide for an upward adjustment of the purchase price for the York Shares to be paid to Bexil in the event that York earns profits between the dates of signing and closing of the Bexil Purchase Agreement and that Bexil will incur a substantial income tax on our gain from the sale of the York Shares, which is estimated to be approximately $15,775,000. The revisions also indicate that the Board viewed these as negative factors.

Material Terms of the Bexil Purchase Agreement, Page 18

12. Revise to indicate what happens to Bexil's undistributed earnings in York and the estimated amount through to the closing.

     The "Reasons for the Board's Recommendation" section has been revised to include statements to the effect that the Bexil Purchase Agreement does not provide for an upward adjustment of the purchase price for the York Shares to be paid to Bexil in the event that York earns profits between the dates of signing and closing of the Bexil Purchase Agreement. As discussed with the staff, we do not believe that a quantification of "undistributed earnings" that have already accrued or will accrue to Bexil up to the closing of the transaction is practicable and we have not included such information in the proxy statement.

     In accordance with your request, on behalf of the Company we represent as follows:

     the Company understands that it is responsible for the adequacy and accuracy of the disclosure in the registration statement;

     the Company understands that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     that the Company will not assert staff comments as a defense proceeding initiated by the Commission or any other person under the federal securities laws of the United States.



                                                     Very truly yours,

                                                     /s/ Darren Ofsink
                                                     Darren Ofsink